Intangible Assets - Summary of Intangible Assets (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning balance		₨ 580,555.9
Additions	$ 2,088.6	158,030.8	₨ 173,698.8
Reversal of assets classified as held for sale	0.0	0.0	125.4
Ending balance	8,782.7	664,544.5	580,555.9
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		845,310.8	825,601.2
Additions		140,784.2	123,089.0
Asset acquired in Business Combination		103.2
Reversal of assets classified as held for sale			2,992.7
Currency translation		28,334.8	(15,830.0)
Fully amortized not in use		(42,002.2)	(90,542.1)
Ending balance		972,530.8	845,310.8
Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(484,468.5)	(367,628.9)
Amortization for the year		(91,873.4)	(109,370.3)
Reversal of assets classified as held for sale			(1,821.1)
Write down of assets		(1,706.5)	(101,882.7)
Currency translation		(17,201.3)	5,692.4
Fully amortized not in use		42,002.0	90,542.1
Ending balance		(553,247.7)	(484,468.5)
Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		360,842.3
Ending balance		419,283.1	360,842.3
Capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance | $	$ 219,713.6
Ending balance		245,261.4
Software [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		67,681.8	63,015.3
Additions		11,791.7	8,446.9
Reversal of assets classified as held for sale			2,488.3
Currency translation		2,653.9	(1,923.6)
Fully amortized not in use		(404.6)	(4,345.1)
Ending balance		81,722.8	67,681.8
Software [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(46,300.8)	(32,351.4)
Amortization for the year		(9,075.8)	(10,434.8)
Reversal of assets classified as held for sale			(1,706.3)
Write down of assets		(4.5)	(6,694.0)
Currency translation		(1,726.2)	540.6
Fully amortized not in use		404.6	4,345.1
Ending balance		(56,702.7)	(46,300.8)
Software [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		21,381.0
Ending balance		25,020.1	21,381.0
Patents and technical know-how [member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		14,595.0	15,221.2
Additions		1,208.1	21.8
Reversal of assets classified as held for sale			17.5
Currency translation		445.7	(283.5)
Fully amortized not in use			(382.0)
Ending balance		16,248.8	14,595.0
Patents and technical know-how [member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(13,972.1)	(13,956.4)
Amortization for the year		(399.3)	(768.3)
Reversal of assets classified as held for sale			(4.8)
Currency translation		(444.5)	375.4
Fully amortized not in use			382.0
Ending balance		(14,815.9)	(13,972.1)
Patents and technical know-how [member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		622.9
Ending balance		1,432.9	622.9
Customer related [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		5,980.0	5,612.7
Reversal of assets classified as held for sale			486.9
Currency translation		181.0	(119.6)
Ending balance		6,161.0	5,980.0
Customer related [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(3,699.7)	(2,731.2)
Amortization for the year		(228.9)	(293.5)
Reversal of assets classified as held for sale			(110.0)
Write down of assets			(617.3)
Currency translation		(125.5)	52.3
Ending balance		(4,054.1)	(3,699.7)
Customer related [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		2,280.3
Ending balance		2,106.9	2,280.3
Intellectual property rights and other intangibles [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		3,546.9	3,268.3
Additions		2.2	445.9
Asset acquired in Business Combination		103.2
Currency translation		1,926.6	(84.5)
Fully amortized not in use			(82.8)
Ending balance		5,578.9	3,546.9
Intellectual property rights and other intangibles [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(1,765.1)	(882.3)
Amortization for the year		(253.6)	(395.7)
Write down of assets			(474.0)
Currency translation		(469.9)	(95.9)
Fully amortized not in use			82.8
Ending balance		(2,488.6)	(1,765.1)
Intellectual property rights and other intangibles [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,781.8
Ending balance		3,090.3	1,781.8
Product development costs [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		697,541.0	681,420.6
Additions		127,782.2	114,174.4
Currency translation		23,127.6	(12,321.8)
Fully amortized not in use		(41,597.6)	(85,732.2)
Ending balance		806,853.2	697,541.0
Product development costs [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(405,420.9)	(317,707.6)
Amortization for the year		(81,915.8)	(97,478.0)
Write down of assets		(1,702.0)	(80,928.6)
Currency translation		(14,435.2)	4,961.1
Fully amortized not in use		41,597.4	85,732.2
Ending balance		(461,876.5)	(405,420.9)
Product development costs [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		292,120.1
Ending balance		344,976.7	292,120.1
Indefinite life trademarks and brands [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		55,966.1	57,063.1
Currency translation			(1,097.0)
Ending balance		55,966.1	55,966.1
Indefinite life trademarks and brands [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(13,309.9)
Write down of assets			(13,168.8)
Currency translation			(141.1)
Ending balance		(13,309.9)	(13,309.9)
Indefinite life trademarks and brands [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		42,656.2
Ending balance		₨ 42,656.2	₨ 42,656.2